Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment
Schedule of property and equipment, stated at cost, less accumulated depreciation
	December 31, 2022	December 31, 2021
Computer equipment	$84,000	$82,000
Computer software	45,000	44,000
Furniture and fixtures	46,000	10,000
Office equipment	17,000	17,000
	192,000	153,000
Less accumulated depreciation	(156,000)	(153,000)
	$36,000	$-